Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes

Note 6 - Income Taxes

The Company recognizes deferred income tax liabilities and assets for the expected future tax consequences of events that have been recognized in the financial statements or tax returns. Under this method, deferred tax liabilities and assets are determined based on the differences between the financial statement carrying amounts and the tax basis of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse.

The components of the Company's reconciliation of income taxes computed at the statutory rate of 21% to the income tax amount recorded as of the nine months ended September 30, 2025 and 2024, are as follows:

	September 30, 2025	September 30, 2024
Net Loss Before Taxes	$(134,454)	$(55,879)
Effective Tax Rate	21%	21%
Provision For Income Taxes	$(28,235)	$(11,735)

	September 30, 2025	September 30, 2024
Deferred tax asset	$93,001	$58,106
Less valuation allowance	(93,001)	(58,106)
Net deferred tax asset	$—	$—

As of September 30, 2025, the components of the deferred tax asset related to net loss. Due to uncertainties surrounding the Company’s ability to generate future U.S. taxable income to realize these assets, a full valuation allowance has been established to offset the net U.S. deferred tax asset as of September 30, 2025.

Note  6 - Income Taxes

The Company recognizes deferred income tax liabilities and assets for the expected future tax consequences of events that have been recognized in the financial statements or tax returns. Under this method, deferred tax liabilities and assets are determined based on the differences between the financial statement carrying amounts and the tax basis of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse.

The  components of the Company's reconciliation of income taxes computed at the statutory rate of 21% to the income tax amount recorded as of the twelve months ended December 31, 2024  and December 31, 2023, are as follows:

	December 31, 2024	December 31, 2023
Net Loss Before Taxes	$(69,372)	$(230,621)
Effective Tax Rate	21%	21%
Provision For Income Taxes	$(14,568)	$(48,430)

	December 31, 2024	December 31, 2023
Deferred tax asset	$60,939	$46,371
Less valuation allowance	(60,939)	—
Net deferred tax asset	$—	$46,371

As of December 31, 2024, the components of the deferred tax asset related to net loss. Due to uncertainties surrounding the Company’s ability to generate future U.S. taxable income to realize these assets, a full valuation allowance has been established to offset the net U.S. deferred tax asset as of December 31, 2024. The change in tax loss valuation allowance as of December 31, 2024 was $60,939 and for December 31, 2023 it was $0.